Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 14, 2016
Entity Registrant Name	dei_EntityRegistrantName	EIP INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350049
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2016
Prospectus Date	rr_ProspectusDate	Oct. 14, 2016
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIPFX
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIPIX